Document and Entity Information	0 Months Ended
Oct. 14, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 14, 2014
Entity Registrant Name	LITMAN GREGORY FUNDS TRUST
Entity Central Index Key	0001020425
Amendment Flag	false
Document Creation Date	Oct. 14, 2014
Document Effective Date	Oct. 14, 2014
Prospectus Date	Apr. 30, 2014
Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	MASFX
Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk/Return:
Trading Symbol	MASNX